                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:   $   5,701
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AMIS Holdings Inc                   OTC EQ        031538101     $152        15,200     SH          SHARED       NONE       15,200
AZZ Incorporated                    COMMON        002474104     $404        15,400     SH          SHARED       NONE       15,400
Actel Corporation                   OTC EQ        004934105     $395        27,500     SH          SHARED       NONE       27,500
Applied Industrial Tech Inc         COMMON        03820C105     $202         8,300     SH          SHARED       NONE        8,300
Applied Signal Tech                 OTC EQ        038237103     $206        12.100     SH          SHARED       NONE       12,100
CIBER Inc                           COMMON        17163B102     $204        31,000     SH          SHARED       NONE       31,000
Carreker Corporation                OTC EQ        144433109     $107        15,000     SH          SHARED       NONE       15,000
Clean Harbors Inc                   OTC EQ        184496107     $262         6,500     SH          SHARED       NONE        6,500
Familymeds Group Inc                OTC EQ        30706T100     $15         27,000     SH          SHARED       NONE       27,000
Eddie Bauer Holdings Inc            OTC EQ        071625107     $150        13,000     SH          SHARED       NONE       13,000
GSI Group Inc                       OTC EQ        36229U102     $129        15,000     SH          SHARED       NONE       15,000
Gerber Scientific Inc               COMMON        373730100     $255        19,600     SH          SHARED       NONE       19,600
Interface, Inc                      OTC EQ        458665106     $163        14,200     SH          SHARED       NONE       14,200
Intervoice Inc                      OTC EQ        461142101     $75         10,500     SH          SHARED       NONE       10,500
MEMC Electronic Materials Inc       COMMON        552715104     $750        20,000     SH          SHARED       NONE       20,000
Massey Energy Co                    COMMON        576206106     $108         3,000     SH          SHARED       NONE        3,000
Merit Medical Systems Inc           OTC EQ        589889104     $147        10,700     SH          SHARED       NONE       10,700
Omnova Solutions Inc                COMMON        682129101     $207        36,500     SH          SHARED       NONE       36,500
QAD Inc                             OTC EQ        74727D108     $163        21,011     SH          SHARED       NONE       21,011
STATS ChipPAC Ltd                   OTC EQ        85771T104     $106        17,000     SH          SHARED       NONE       17,000
Seachange International Inc         OTC EQ        811699107     $269        38,600     SH          SHARED       NONE       38,600
Spherion Corporation                COMMON        848420105     $93         10,200     SH          SHARED       NONE       10,200
Steelcase Inc                       COMMON        858155203     $423        25,700     SH          SHARED       NONE       25,700
Trico Marine Services Inc           OTC EQ        896106200     $415        12,200     SH          SHARED       NONE       12,200
CGI Group Inc Class A               COMMON        39945C109     $162        26,000     SH          SHARED       NONE       26,000
EuroZinc Mining Corporation         COMMON        298804105     $124        51,400     SH          SHARED       NONE       51,400
iShares Russel 2000 Aug 69 Put      PUT OP        4642878TQ     $16            130         PUT     SHARED       NONE          130

                                                                $5,701



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